Share capital and reserves	12 Months Ended
Dec. 31, 2024
Share capital and reserves [Abstract]
Share capital and reserves
15. Share capital and reserves

Share capital

Issued and fully paid shares:

	Number of outstanding shares	Share capital	Additional paid-in capital
		$’000	$’000
At December 31, 2022	52,020,849	1,301	291,448
Share option exercises (Note 17)	7,296	—	15
At December 31, 2023	52,028,145	1,301	291,463
At December 31, 2024	52,028,145	1,301	291,463

The authorized share capital of GH Research PLC is 40,000,000,000 ordinary shares of nominal value $0.025 each as of December 31, 2024.

Dividend

No dividends were declared or paid during the year (2023: $nil; 2022: $nil).

Reserves

Other reserves of $5.2 million as of December 31, 2024 (2023: $4.7 million) comprises amounts expensed in the consolidated statement of comprehensive loss in connection with awards made under the Share Option Plan (see note 17, “Share-based compensation”) and fair value movement on marketable securities (see note 10, “Marketable securities”).

Foreign currency translation reserve of $12.6 million as of December 31, 2024 (2023: $10.5 million) consists of the cumulative currency translation adjustment in respect of GH Research Ireland Limited whose functional currency is euro. The translation adjustments arise from the retranslation of the results of such operations from the average exchange rate for the year to the exchange rate at the statement of financial position date as well as the retranslation of the subsidiary’s applicable assets and liabilities.